Contract costs	12 Months Ended
Sep. 30, 2019
Revenue From Contracts With Customers [Abstract]
Contract costs
Contract costs

	As at September 30, 2019			As at September 30, 2018
	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
	$	$	$	$	$	$
Transition costs	476,075	258,283	217,792	461,262	235,931	225,331
Incentives	61,258	56,085	5,173	71,748	53,932	17,816
	537,333	314,368	222,965	533,010	289,863	243,147